CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Revenues, related parties	¥ 2,512,875	¥ 2,023,753	¥ 1,738,654
Interest income, related parties	9,069	717	0
Interest expenses, related parties	18,808	212	872
Foreign currency translation adjustments, tax	0	0	0
Research and development expenses
Statement
Expenses, related parties	60,687	21,069	2,118
Selling and marketing expenses
Statement
Expenses, related parties	96	0	192
General and administrative expenses
Statement
Expenses, related parties	1,990	2,343	2,447
Sales of goods revenues
Statement
Revenues, related parties	1,663,356	1,466,340	1,275,777
Cost of revenues, related parties	508,810	220,062	6,073
Software license revenues
Statement
Revenues, related parties	133,450	24,788	18,168
Cost of revenues, related parties	21,700	0	0
Service
Statement
Revenues, related parties	716,069	532,625	444,709
Cost of revenues, related parties	¥ 60,671	¥ 0	¥ 0